Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Operating lease costs	$ 11,850	$ 12,164	$ 37,539	$ 40,976
Income from sub-leases	(284)	(268)	(845)	(898)
Net operating lease costs	$ 11,566	$ 11,896	$ 36,694	$ 40,078